Other Financial Statement Data (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Summary of additional information relating to cash flow activities
The following provides additional information relating to cash flow activities:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Cash paid during the year for
Interest—net of interest capitalized	$141.2	$135.3	$102.7
Income taxes—net of refunds	781.2	847.4	1,073.7

Supplemental disclosure of noncash investing and financing activities:
Change in capitalized expenditures in accounts payable and accrued expenses	50.1	204.9	9.0
Change in accrued share repurchases	(11.2)	40.3	—